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                                                            SEMIANNUAL REPORT TO
                                                 SHAREHOLDERS FOR THE SIX MONTHS
                                                             ENDED JUNE 30, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

SEMIANNUAL REPORT
For Contract Holders of Kemper Destinations(SM)

- Kemper Variable Series
- Scudder Variable Life Investment Fund Portfolios
- Janus Aspen Series Portfolios
- Warburg Pincus Trust Portfolios

                                                         [KEMPER ANNUITIES LOGO]


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This report must be preceded or accompanied by
the current prospectus.

INVESTMENT MANAGERS:
Scudder Kemper Investments, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(Tel) 800-778-1482

Janus Capital Corporation
P.O. Box 173375
Denver, CO 80217-3375
(Tel) 800-525-3713

Warburg Pincus Asset Management
P.O. Box 4906
Grand Central Station
New York, NY 10163
(Tel) 800-369-2728
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Printed on recycled paper.
DEST-3 (8/31/99)   1087490
Printed in the U.S.A.                                      KEMPER ANNUITIES LOGO